December 21, 2004



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Equity Trust (the "Trust")
         Evergreen Balanced Fund
         Registration Statement on Form N-14AE

Ladies and Gentlemen:

     Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14AE of Evergreen Equity Trust (the "Trust"). This filing relates to the acquisition of the assets of Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund, each a series of the Trust, by and in exchange for shares of Evergreen Balanced Fund, another series of the Trust.

     This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement shall become effective on January 20, 2005, the 30th day after filing.

     Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3676.

                                         Very truly yours,

                                         /s/Catherine F. Kennedy

                                         Catherine F. Kennedy, Esq.

Enclosures

cc: David Mahaffey, Esq.